COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Future Minimum Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 2,668
2016	2,171
2017	1,917
2018	883
Thereafter	100
Total	$ 7,739